Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Common Stocks – 79 .5%
Basic Materials – 20 .3%
Albemarle Corp. (a) ............................................................ 1,600 $ 353,840
BHP Group Ltd. , ADR .......................................................... 12,064 931,944
Talon Metals Corp. * ............................................................ 146,634 98,318
Vale SA , ADR ................................................................ 21,690 433,583
1,817,685
Communications – 10 .1%
Alphabet, Inc. , Class C * ........................................................ 74 206,681
Amazon.com, Inc. * (a) .......................................................... 92 299,915
Netflix, Inc. * .................................................................. 524 196,285
Walt Disney Co. (The) * ......................................................... 1,428 195,865
898,746
Consumer, Cyclical – 8 .5%
Aurora Innovation, Inc. * ......................................................... 8,554 47,817
Lucid Group, Inc. * ............................................................. 865 21,971
Rivian Automotive, Inc. , Class A * ................................................. 576 28,938
Tesla, Inc. * (a) ................................................................ 610 657,336
756,062
Industrial – 5 .1%
Kuka AG , ADR ................................................................ 4,878 458,337
Technology – 35 .5%
Advanced Micro Devices, Inc. * ................................................... 3,233 353,496
Apple, Inc. (a) ................................................................. 2,217 387,110
ASML Holding NV ............................................................. 572 382,056
Broadcom, Inc. ............................................................... 424 266,984
GLOBALFOUNDRIES, Inc. * ..................................................... 5,861 365,844
Intel Corp. ................................................................... 5,142 254,838
Microsoft Corp. ............................................................... 651 200,710
NVIDIA Corp. ................................................................. 2,585 705,343
Qualcomm, Inc. ............................................................... 1,423 217,463
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR .................................. 387 40,349
3,174,193
Total Common Stocks (Cost $ 7,150,433 ) ......................................................... 7,105,023
Number of
Contracts Notional Amount
Purchased Options – 17 .8%
Calls – Exchange-Traded – 16 .7%
Tesla, Inc. , January Strike Price $ 1,275 , Expires 1/20/23 ................ 55 $ 7,012,500 930,463
Tesla, Inc. , March Strike Price $ 1,725 , Expires 3/17/23 .................. 25 4,312,500 253,750
Tesla, Inc. , January Strike Price $ 1,250 , Expires 1/19/24 ................ 10 1,250,000 309,075
1,493,288
Puts – Exchange-Traded – 1 .1%
Invesco QQQ Trust , April Strike Price $ 334 , Expires 4/08/22 ............. 251 8,383,400 9,287
Invesco QQQ Trust , April Strike Price $ 320 , Expires 4/14/22 ............. 193 6,176,000 8,492
Invesco QQQ Trust , May Strike Price $ 245 , Expires 5/20/22 .............. 108 2,646,000 3,294
Invesco QQQ Trust , May Strike Price $ 275 , Expires 5/20/22 .............. 152 4,180,000 11,324
Invesco QQQ Trust , June Strike Price $ 100 , Expires 6/17/22 ............. 685 6,850,000 1,712

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
Number of
Contracts Notional Amount Value
Purchased Options – 17.8% (continued)
Puts – Exchange-Traded – 1.1% (continued)
Invesco QQQ Trust , December Strike Price $ 170 , Expires 12/16/22 ........ 168 $ 2,856,000 $ 18,396
Invesco QQQ Trust , January Strike Price $ 200 , Expires 1/20/23 .......... 152 3,040,000 35,872
NASDAQ 100 Index , September Strike Price $ 7,000 , Expires 9/16/22 ...... 2 1,400,000 4,540
92,917
Total Purchased Options (Cost $ 1,597,773 ) ......................................................... 1,586,205
Shares
Money Market Funds – 2.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.19%(b)
(Cost $ 257,367 ) ............................................................. 257,367 257,367
Total Investments – 100.2%
(Cost $ 9,005,573 ) ........................................................................... $ 8,948,595
Liabilities in Excess of Other Assets – ( 0 .2 ) % ....................................................... (14,971)
Net Assets – 100.0% .......................................................................... $ 8,933,624
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Invesco QQQ Trust , April Strike Price $ 331 , Expires 4/08/22 ............. (251) $ (8,308,100) $ (7,656)
Invesco QQQ Trust , April Strike Price $ 300 , Expires 4/14/22 ............. (193) (5,790,000) (3,474)
(11,130)
Total Written Options (Premiums Received $ 104,839 ) ................................................. $ (11,130)
* Non Income Producing
(a) Securities with an aggregate market value of $1,334,552 and cash in the amount of $1,779 have been pledged as collateral for options as of March 31, 2022.
(b) Rate shown reflects the 7-day yield as of March 31, 2022.
ADR : American Depositary Receipt
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 79 .5%
Purchased Options ............................................................................... 17 .8%
Money Market Funds ............................................................................. 2 .9%
Total Investments ................................................................................ 100 .2%
Liabilities in Excess of Other Assets .................................................................. ( 0 .2 ) %
Net Assets ..................................................................................... 100 .0%